Leases Lease Balance Sheet (Details 2) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 1,511	$ 0
Operating Lease, Liability, Current	261
Operating Lease, Liability, Noncurrent	1,308	$ 0
Total operating lease liabilities	$ 1,569